Intangible assets (Details 3) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Goodwill	€ 1,204	€ 1,320
Gas & Power [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Goodwill	932	1,025
Exploration & Production [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Goodwill	179	202
Refining & Marketing [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Goodwill	€ 93	€ 93